Business Segments - Segment information (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Business Segment Information
Net sales	$ 7,329	$ 7,709	$ 7,662	$ 7,409	$ 7,298	$ 7,712	$ 7,686	$ 7,578	$ 30,109	$ 30,274	$ 31,821
Operating Income									7,223	6,946	7,135
Assets	32,906				32,883				32,906	32,883	31,374
Depreciation and amortization									1,474	1,435	1,408
Capital expenditures									1,420	1,461	1,493
Business Segments | Industrial
Business Segment Information
Net sales									10,399	10,388	11,090
Operating Income									2,395	2,277	2,404
Assets	9,140				9,205				9,140	9,205	8,509
Depreciation and amortization									407	374	383
Capital expenditures									360	317	395
Business Segments | Safety and Graphics
Business Segment Information
Net sales									5,881	5,736	5,994
Operating Income									1,423	1,332	1,342
Assets	7,626				7,709				7,626	7,709	5,096
Depreciation and amortization									277	258	246
Capital expenditures									228	207	229
Business Segments | Health Care
Business Segment Information
Net sales									5,566	5,449	5,602
Operating Income									1,763	1,730	1,731
Assets	4,293				4,391				4,293	4,391	4,329
Depreciation and amortization									175	179	181
Capital expenditures									136	168	169
Business Segments | Electronics and Energy
Business Segment Information
Net sales									4,643	5,069	5,389
Operating Income									1,041	1,083	1,077
Assets	4,418				4,645				4,418	4,645	4,922
Depreciation and amortization									229	279	258
Capital expenditures									200	203	225
Business Segments | Consumer
Business Segment Information
Net sales									4,484	4,429	4,533
Operating Income									1,065	1,048	997
Assets	2,497				2,386				2,497	2,386	2,424
Depreciation and amortization									114	108	108
Capital expenditures									109	124	111
Corporate and Unallocated
Business Segment Information
Net sales									7	(2)	5
Operating Income									(272)	(349)	(242)
Assets	$ 4,932				$ 4,547				4,932	4,547	6,094
Depreciation and amortization									272	237	232
Capital expenditures									387	442	364
Elimination of Dual Credit
Business Segment Information
Net sales									(871)	(795)	(792)
Operating Income									$ (192)	$ (175)	$ (174)